SHARE OPTIONS	12 Months Ended
Dec. 31, 2024
Disclosure of range of exercise prices of outstanding share options [abstract]
SHARE OPTIONS

21.	SHARE OPTIONS

In the year ended December 2021, the Board of Directors approved the grant of 1,280,000 synthetic options to employees and board members according to the rules of the Company’s synthetic option scheme approved on December 7, 2021. The synthetic options have a five year term expiring in December 2026. The vesting period is 12 months for the first 27.5% of options, 24 months for the next 27.5% of options and 36 months for the final 45% of options. The exercise price is NOK 71, which shall increase by NOK 5 on each of December 7, 2023, and December 7, 2024, and will further be adjusted for any distribution of dividends made before the relevant synthetic options are exercised. The synthetic options will be settled in cash based on the difference between the market price of the Company’s shares and the exercise price on the date of exercise, and as such, have been classified as a liability. The synthetic options are not subject to a retention period. There were no options awarded in 2022, 2023 or 2024.

The synthetic options have an estimated expected life of 3.4 years. The risk-free interest rate was estimated using the interest rate on three year U.S. treasury zero coupon issues. The volatility was estimated using historical share price data. The dividend yield was estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date. It was assumed that all of the options granted will vest.

The initial exercise price for the synthetic options granted in December 2021 was reduced by the amount of dividends paid after the date of grant. As of December 31, 2024, all of these options had vested. As of December 31, 2024, 86,100 options had been forfeited (2023: 86,100) and 172,000 options were exercised (2023: 92,400) at a weighted average exercise price of $4.45. As of December 31, 2024, 1,021,900 options remained outstanding (2023: 1,101,500) and exercisable (2023: 564,650). The subsequent remeasurement of fair value of the synthetic options resulted in a gain of $2.2 million in the year ended December 31, 2024 (2023: expense of $10.7 million, 2022: expense of $4.7 million).

As of December 31, 2024, the weighted average exercise price of these options was $2.17 (2023: $4.48) and the Company's share price was $14.19.

The weighted average fair value of the options granted in 2021 was $6.54 per share. The synthetic options had a fair value of $12.5 million as of December 31, 2024 (2023: $17.5 million) and the Company recorded a liability of $11.7 million as of December 31, 2024 (2023: $15.0 million) in the Consolidated Statements of Financial Position. The intrinsic value of liabilities which had vested as of December 31, 2024 was $12.3 million (2023: $9.0 million).